BOARD OF DIRECTORS	12 Months Ended
Dec. 31, 2025
Disclosure Of Related Party [Abstract]
BOARD OF DIRECTORS	BOARD OF DIRECTORS
In connection with the listing of our ADSs on Nasdaq, we converted our two-tier board structure into a one-tier board structure, with a single board of directors consisting of the executive director and non-executive directors. The new structure became effective on December 11, 2020. Since that date, the Board of Directors is jointly responsible for the management of the Company. The daily management of the Company and the execution of the strategy are entrusted to the CEO, as the only Executive Director. The CEO is supported by the non-statutory Executive Committee in the execution of his tasks and responsibilities. The Non-Executive Directors share statutory management responsibility, but shall focus on the supervision on the policy and functioning of the performance of the duties by the Executive Director and the Company’s general state of affairs. The Non-
Executive Directors would focus on the supervision on the policy and functioning of the performance of the duties by the Executive Directors and the Company’s general state of affairs.

Dr. S. de Vries was the Company’s sole Executive member of the Board of Directors during 2024 and continued to be the Chief Executive Officer until March 4, 2025, after which he was succeeded by Mr. F. Chouraqui.
The Board of Directors has the following members:

Dr. R. Peters	Chair of the Board of Directors and Non-Executive Board Member
Ms. D. Jorn	Vice Chair of the Board of Directors and Non-Executive Board Member	until June 11, 2025
Dr. M. Pykett	Vice Chair of the Board of Directors and Non-Executive Board Member	as of June 11, 2025
Ms. B. Yanni	Non-Executive Board Member
Ms. J. van der Meijs	Non-Executive Board Member
Mr. L. Kruimer	Non-Executive Board Member
Mr. S. Baert	Non-Executive Board Member	until June 11, 2025
Dr. E. Sullivan	Non-Executive Board Member	as of June 11, 2025
Dr. S. de Vries	Executive Board Member and Chief Executive Officer	until March 4, 2025
Mr. F. Chouraqui	Executive Board Member and Chief Executive Officer	as of March 4, 2025
Non-Executive members Board of Directors
Remuneration
For 2025 the annual compensation of the non-executive members of the Board of Directors was as follows:

Responsibility	Cash in Euros (per annum)	Ordinary shares in Euros * (per annum)	Cash in U.S. dollars (per annum)	Ordinary shares in U.S. dollars * (per annum)
Chair of the Board of Directors	90,000	40,000	101,331	45,036
Non-Executive Director	45,000	30,000	50,666	33,777
Chair Audit Committee	15,000		16,889
Member Audit Committee	7,500		8,444
Chair Remuneration Committee	12,500		14,074
Member Remuneration Committee	6,250		7,037
Chair of the Transaction Committee	12,500		14,074
Member of the Transaction Committee	6,250		7,037
Chair Governance Committee	12,500		14,074
Member Governance Committee	6,250		7,037
*All shares to be valued at the 20 day VWAP preceding the Annual General Meeting of Shareholders, without further restrictions or grant.
An additional compensation of €1,000 ($1,126) per day in case of extraordinary activities, as determined by the Chair of the Board of Directors. Compensation of the Non-Executive members of the Board of Directors and / or of former members of the Supervisory Board of Directors for 2025, 2024 and 2023 was as follows:

Amounts in $ ‘000	Year	Cash	Share-Based Payment	Total
Dr. Richard Peters	2025	122	45	167
	2024	111	43	154
	2023	26	20	46
Mr. Paul Sekhri	2025	—	—	—
	2024	—	—	—
	2023	55	32	87
Ms. Deborah Jorn	2025	30	15	45
	2024	64	32	96
	2023	55	32	87
Ms. Barbara Yanni	2025	80	34	114
	2024	77	32	109
	2023	62	32	94
Dr. Mark Pykett	2025	66	34	100
	2024	63	32	95
	2023	55	32	87
Ms. Jabine van der Meijs	2025	80	34	114
	2024	77	32	109
	2023	62	32	94
Mr. Leonard Kruimer	2025	75	34	109
	2024	72	32	104
	2023	58	32	90
Mr. Steven Baert	2025	36	15	51
	2024	69	32	101
	2023	58	32	90
Dr. Elaine Sullivan	2025	50	23	73
	2024	—	—	—
	2023	—	—	—
Total	2025	539	234	773
	2024	533	235	768
	2023	431	244	675
Shares, options and warrants
Shares
At December 31, 2025, the Non-Executive members of the Board of Directors held the following numbers of shares:

Ordinary shares
Dr. Richard Peters	104,742
Dr. Mark Pykett	177,469
Ms. Barbara Yanni	177,469
Mr. Leonard Kruimer	152,631
Ms. Jabine van der Meijs	152,631
Dr. Elaine Sullivan	21,163
Total	786,105
All shares held by the Non-Executive members of the Board of Directors are unrestricted.
Loans or guarantees
During 2025, the Company has not granted loans or guarantees to any member of the Non-Executive members of the Board of Directors. No loans or guarantees to Non-Executive members of the Board of Directors were outstanding at December 31, 2025.
Executive members Board of Directors
Remuneration
The Executive Board Member is entitled to the following remuneration packages:
•Fixed remuneration: annual base salary;
•Variable remuneration: the variable remuneration components are (a) an annual bonus in cash as a percentage of the fixed component (short-term incentive) and (b) a (share- based) long-term incentive;
•Others: contribution pension premiums, travel allowance and holiday allowance.

Mr. Sijmen de Vries served as Executive Board Member and CEO until March 4, 2025. Thereafter, he continued to provide services to the Company in a consulting capacity from March 4, 2025 to December 31, 2025. The compensation disclosed below reflects his remuneration for the entire year 2025, up to and including December 31, 2025:

Amounts in $ ‘000	Year	Fixed remuneration	Short-term variable: annual bonus	Share-based payments	Post-employment benefits	Other	Total
Dr Sijmen de Vries, CEO and Executive Director	2025	756	132	858	176	36	1,959
	2024	694	414	987	116	35	2,246
	2023	673	615	1,371	115	35	2,809
Mr. Fabrice Chouraqui commenced employment on February 1, 2025, and served as Executive Board Member and CEO from March 4, 2025 through December 31, 2025. The compensation disclosed below reflects his remuneration for the full 2025 financial year, up to and including December 31, 2025:

Amounts in $ ‘000	Year	Fixed remuneration	Short-term variable: annual bonus	Share-based payments	Post-employment benefits	Other	Total
Mr Fabrice Chouraqui, CEO and Executive Director	2025	688	760	1,335	8	388	3,179
Options
The Executive Board Members did not hold options during 2025.
Shares
December 31, 2025, the executive members of the board held the following numbers of unvested restricted shares under the Long term Incentive Plan and Restricted Stock Units Plan:

Shares held	As at 31 December 2025
Mr. Fabrice Chouraqui	4,637,834
Long term Incentive Plan

	Year	Granted	Settled	Forfeited / Unvested	December 31, 2025
Mr. Fabrice Chouraqui	2025	3,614,572	—	—	3,614,572

Restricted Stock Units

	Year	Granted	Settled	Forfeited / Unvested	December 31, 2025
Mr. Fabrice Chouraqui	2025	1,023,302	—	—	1,023,302
Loans or guarantees
During the year 2025, no loans or guarantees have been granted to the Executive members of the Board of Directors. No loans or guarantees to the Executive member of the Board of Directors were outstanding at December 31, 2025.
The Executive member of the Board of Director is the sole statutory director.
RELATED PARTY TRANSACTIONS
Related parties’ disclosure relates mainly to key management compensation and to transactions with the associated company of BioConnection Investments B.V. (BioConnection).
Key management includes members of the Board of Directors:

Amounts in $ ‘000	2025	2024	2023
Salaries and other short-term employee benefits	3,300	1,676	1,756
Post-employment benefits	184	116	115
Share-based compensation	2,427	1,222	1,615
Total	5,911	3,014	3,486
All direct transactions with members of the Board of Directors have been disclosed in Notes 22. Share-based compensation and 23. Board of Directors of these financial statements.
For the years ended December 31, 2025, 2024 and 2023 related party transactions with BioConnection were in the ordinary course of that company’s fill and finish business and amounted to $5.4 million, $4.6 million and $4.7 million respectively. At December 31, 2025, the Company owed $1.3 million to BioConnection and was owed by BioConnection $0.0 million for fill and finish services supplied. At December 31, 2024, the Company owed $1.5 million to BioConnection and was owed by BioConnection $0.3 million for fill and finish services supplied. At December 31, 2023, the Company owed $1.7 million to BioConnection and was owed by BioConnection $0.5 million for fill and finish services supplied.